Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Noncurrent Assets [Abstract]
Summary of Other Assets

As at December 31,	2022	2021
Intangible Assets (1)	19	78
Private Equity Investments (Note 37)	55	53
Other Equity Investments	—	77
Net Investment in Finance Leases	62	60
Long-Term Receivables and Prepaids	120	77
Precious Metals	86	85
Other	—	1
	342	431
(1) For the twelve months ended December 31, 2022, $49 million of previously capitalized intangible asset costs were written off as DD&A in the Oil Sands segment as the carrying value was not considered to be recoverable.